LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Lease Obligations
Lease obligations
IN MILLIONS OF USD	31.12.2019	31.12.2018
Lease obligations, current	245.8	–
Lease obligations, non-current	1,098.1	–
Total	1,343.9	–